Earnings (Losses) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings (Losses) Per Share [Abstract]
Schedule of Basic and Diluted Earnings (Losses) Per Share	The following table sets forth the computation of basic and diluted earnings (losses) per share:
	Year Ended December 31,
	2023	2022	2021
Numerator for basic and diluted earnings (losses) per share:

Net income (loss)	$(64,351)	$(79,065)	$15,527

Weighted average ordinary shares outstanding:

Denominator for basic earnings (losses) per share	49,160,266	49,791,659	47,079,358
Effect of dilutive securities:
Employee share options, RSUs, PSUs and Warrants	-	-	1,520,737

Denominator for diluted earnings (losses) per share	49,160,266	49,791,659	48,600,095

Basic earnings (losses) per share	$(1.31)	$(1.59)	$0.33

Diluted earnings (losses) per share	$(1.31)	$(1.59)	$0.32